SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	¥ 513,247	¥ 324,043	¥ 216,270
Sale of goods (Note 30)	2,701	37,696	144,743
Interest income	2,138	10	10
Foreign exchange gain		73
Government grant	302
Other	1,288	2,883	22
Other income (Note 30)	5,716	14,244	9,388
Total other income	9,444	17,210	9,420
Business management and consulting [member]
Revenue
Total revenue	7,142	12,662	13,026
Business management and consulting livestreaming ecommerce [member]
Revenue
Livestreaming ecommerce	¥ 503,404	¥ 273,685	¥ 58,501